Investments, Available for Sale - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Available-for-Sale Securities USD ($)	Mar. 31, 2013 Available-for-Sale Securities INR	Mar. 31, 2012 Available-for-Sale Securities INR	Mar. 31, 2011 Available-for-Sale Securities INR
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible for placement towards the Bank's statutory liquidity ratio requirements						924,062.0	752,595.3
Available for sale investments, amount kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS)					14,782.0	805,912.3	544,169.2
Other than temporary impairment losses on available for sale securities	$ 28.4	1,546.3	1,299.2	186.7	$ 28.4	1,546.3	1,299.2	186.7
Individual investments, fair values of amortized cost	95.00%	95.00%